Reinsurance	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Reinsurance Disclosures [Abstract]
Reinsurance
NOTE 3. REINSURANCE
The Company has acquired insurance on catastrophic costs to limit the exposure on patient losses. Premiums and policy recoveries are reported in external provider costs in our condensed consolidated statements of operations.
The nature of the Company’s stop loss coverage is to limit the benefits paid under one patient. The Company’s stop loss limits are defined within each health plan contract and stop loss purchased from a third party and can range from $30,000 to $200,000 per patient per year. Premium expense incurred was $3.7 million and $412,000 for the three months ended March 31, 2022 and 2021, respectively. Physicians under capitation arrangements typically have stop loss coverage so that a physician’s financial risk for any single member is limited to a maximum amount on an annual basis. The Company monitors the financial performance and solvency of its stop loss providers. However, the Company remains financially responsible for health care services to its members in the event the health plans are unable to fulfill their obligations under stop loss contractual terms.

Recoveries recognized were $6.4 million and $363,000 for the three
months ended March 31, 2022 and 2021, respectively. Estimated recoveries under stop loss policies are reported within the capitation receivable or amounts due to health plans as the counterparty responsible for the payment of the claims and the stop loss is the respective health plan.

NOTE 4. REINSURANCE
The Company has acquired insurance on catastrophic costs to limit the exposure on patient losses. Premiums and policy recoveries are reported in external provider costs in the accompanying consolidated statements of operations.
The nature of the Company’s stop loss coverage is to limit the benefits paid under one patient. The Company’s stop loss limits are defined within each health plan contract and stop loss purchased from a third party and range from $30,000 to $200,000 per patient per year. Premium expense incurred was $10.9 million for the twelve months ended December 31, 2021 and approximately $10.3 million for the twelve months ended December 31,

2020
, respectively. Physicians under capitation arrangements typically have stop loss coverage so that a physician’s financial risk for any single member is limited to a maximum amount on an annual basis. The Company monitors the financial performance and solvency of its stop loss providers. However, the Company remains financially responsible for health care services to its members in the event the health plans are unable to fulfill their obligations under stop loss contractual terms.
Recoveries recognized were $14.7 million for the twelve months ended December 31, 2021 and $11.2 million the twelve months ended December 31, 2020, respectively. Estimated recoveries under stop loss policies are reported within the capitation receivable or amounts due health plans as the counterparty responsible for the payment of the claims and the stop loss is the respective health plan.